WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Summary of Outstanding Warrants

The following table provides a summary of the number of the Company's outstanding warrants:

	September 30, 2025	December 31, 2024
Liability-classified warrants:
Offering Common Stock Warrants	123,454,232	—
Junior Note Warrants	859,315	859,315
Public Warrants	417,770	417,770
Total liability-classified warrants outstanding	124,731,317	1,277,085

Equity-classified warrants:
Offering Pre-Funded Warrants	31,660,075	—
Offering Placement Agent Warrants	3,361,344	—
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	—	837,116
August 2024 Warrants Issued with Junior Notes	19,892	19,892
Total equity-classified warrants outstanding	35,376,521	1,192,218

The following table provides a summary of the number of the Company's outstanding warrants:

	Year Ended December 31,
	2024	2023
Liability classified warrants:
Junior Note Warrants	859,315	550,000
Public Warrants	417,770	417,770
Total liability-classified warrants outstanding	1,277,085	967,770

Equity classified warrants:
June 2023 Senior Note Warrants	335,210	335,210
Pre-Funded Warrants	837,116	—
August 2024 Warrants Issued with Junior Notes	19,892	—
Total equity-classified warrants outstanding	1,192,218	335,210

Junior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The range of significant inputs to the calculation of the fair value of the Junior Note Warrant liability during the periods presented were as follows:

	Nine Months Ended September 30,
	2025	2024
Junior Note Warrants:
Stock price	$0.15 - 0.35	$0.03 - 0.51
Expected term (in years)	3.2 - 4.4	4.2 - 4.9
Expected volatility	62.4% - 182%	58.9% - 76.9%
Risk-free interest rate	3.7% - 3.9%	3.6% - 4.3%
Expected dividend yield	0.0%	0.0%

The aggregate fair value of the Junior Note Warrants was estimated using a Monte Carlo simulation based approach, a Level 3 valuation. The significant inputs to the calculation of the fair value of the Junior Note Warrant liability were as follows:

	Year Ended December 31,
	2024	2023
Common Stock Warrants:
Stock price	$0.03 - 0.67	$0.15 - 0.18
Expected term (in years)	3.9 - 4.9	4.9 - 5.0
Expected volatility	58.9% - 79.6%	66.3%
Risk-free interest rate	3.6% - 4.3%	3.8% - 4.1%
Expected dividend yield	0.0%	0.0%

Offering Placement Agent Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The issuance date fair value of the Offering Placement Agent Warrants of $417,815 was treated as an equity-issuance cost and reduction in additional-paid in capital, and was estimated using the Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Upon Issuance
Offering Placement Agent Warrants:
Stock price	$0.1395
Expected term (in years)	5.0
Expected volatility	145.0%
Risk-free interest rate	3.6%
Expected dividend yield	0.0%

Common Stock Warrant [Member] | Senior Note Warrants
Class of Warrant or Right [Line Items]
Schedule of Aggregate Fair value of Warrants	The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%
The aggregate fair value of the Senior Note Warrants of $3,401,366 was estimated using the Black-Scholes option-pricing model with the following assumptions:

Upon Issuance
Common Stock Warrants:
Expected term (in years)	5.0
Expected volatility	47.9%
Risk-free interest rate	4.0%
Expected dividend yield	0.0%